Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Contrafund® Portfolio
April 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCON-13-01  July 16, 2013
1.797984.109

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Contrafund® Portfolio
April 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCON-INV-13-01  July 16, 2013
1.918651.103

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Contrafund® Portfolio
April 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCONR-13-01  July 16, 2013
1.918652.103